PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Value-added taxes deductible	¥ 774,435,385		¥ 311,501,214
Receivables from disposal of vehicles	350,629,000		127,915,314
Prepaid insurance expense	197,256,868		115,498,191
Staff advances	36,404,467		18,060,202
Brand Marketing Prepayments	30,700,380		0
Prepaid gasoline and repair supplies	26,685,176		17,481,886
Prepaid rental expenses	17,309,920		13,964,546
Rental deposits	16,301,592		11,137,408
Net investment in direct financing leases, current portion	10,226,920		63,999,571
Others	45,907,304		48,229,013
Total	¥ 1,505,857,012	$ 231,445,985	¥ 727,787,345